ASSETS HELD FOR SALE (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Assets Held For Sale 1		375,000,000
Assets Held For Sale 2	61,200,000
Assets Held For Sale 3	$ 13,030,000